Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 4,178,000	$ 5,170,000	$ 3,573,000
Adjustments to reconcile net income to net cash used in operating activities:
Change in reinsurance recoverable	223,000	235,000	902,000
Change in premiums and accounts receivable	(92,000)	(163,000)	469,000
Change in accrued investment income	102,000	113,000	150,000
Change in insurance policy reserves and expenses	(6,336,000)	(9,002,000)	(7,613,000)
Change in accounts payable and other liabilities	(190,000)	(2,689,000)	765,000
Change in commissions payable	(64,000)	(450,000)	(184,000)
Change in reinsurance balances payable	(6,000)	6,000	(24,000)
Change in funds held under reinsurance	23,000	8,000	67,000
Amortization of deferred gain on disposal of businesses	(331,000)	228,000	(398,000)
Change in income taxes	1,374,000	572,000	371,000
Net realized gains on investments	(530,000)	(263,000)	(838,000)
Other	(172,000)	(20,000)	80,000
Net cash used in operating activities	(1,821,000)	(6,255,000)	(2,680,000)
Sales of:
Fixed maturity securities available for sale	2,153,000	6,045,000	11,921,000
Equity securities available for sale	909,000	258,000	3,144,000
Other invested assets	172,000	161,000	149,000
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	6,887,000	7,050,000	8,775,000
Commercial mortgage loans on real estate	4,727,000	5,199,000	2,349,000
Purchases of:
Fixed maturity securities available for sale	(253,000)	(3,350,000)	(8,605,000)
Equity securities available for sale	(501,000)	(673,000)	(3,606,000)
Change in short-term investments	(3,296,000)	(5,291,000)	215,000
Change in policy loans	(27,000)	2,000	(11,000)
Net cash provided by investing activities	10,771,000	9,401,000	14,331,000
Financing activities
Dividends paid	(5,458,000)	(3,890,000)	(10,033,000)
Return of capital	(2,617,000)	0	(959,000)
Net cash used in financing activities	(8,075,000)	(3,890,000)	(10,992,000)
Change in cash and cash equivalents	875,000	(744,000)	659,000
Cash and cash equivalents at beginning of period	120,000	864,000	205,000
Cash and cash equivalents at end of period	995,000	120,000	864,000
Supplemental information:
Income taxes paid	$ 1,953,000	$ 2,105,000	$ 1,215,000